As filed with the Securities and Exchange Commission on December 29, 2015

File Nos. 033-85982 and 811-08846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 48

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 49

____________________________________________________________________________________________

TRIBUTARY FUNDS, INC.
1620 Dodge Street
Omaha, NE 68197
(800) 662-4203

Brittany Fahrenkrog
1620 Dodge Street
Omaha, NE 68197
(Name and Address of Agent for Service)

Copies to:
David E. Gardels
Husch Blackwell LLP
13330 California Street
Suite 200
Omaha, NE 68154

____________________________________________________________________________________________

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[X]	on December 31, 2015, pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________, pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRIBUTARY FUNDS, INC.

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A:  The Prospectus for the Tributary Funds, Inc. is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 16, 2015, accession number 0001435109-15-000949 (“PEA No. 47”).

Part B: The Statement of Additional Information for Tributary Funds, Inc. is incorporated herein by reference to PEA No. 47.

Part C:  Incorporated herein by reference to PEA No. 47.

Signature Page

Explanatory Note

This Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 31, 2015, the effectiveness of the registration statement for the Tributary Funds, Inc. filed in Post-Effective Amendment No. 47 on October 16, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act. No other series of the Registrant is affected by the filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on the 29th day of December, 2015.

Tributary Funds, Inc.

By:	*/s/ Gino Malaspina
Name:	Stephen R. Frantz
Title:	President
Date:	December 29, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Gino Malaspina
Stephen R. Frantz	President and Chairman of the Board of Directors	December 29, 2015

/s/ Karen Shaw
Karen Shaw	Treasurer	December 29, 2015

*/s/ Gino Malaspina
John J. McCartney	Director	December 29, 2015

*/s/ Gino Malaspina
Gary D. Parker	Director	December 29, 2015

*/s/ Gino Malaspina
Robert A. Reed	Director	December 29, 2015

/s/ Gino Malaspina
*By: Gino Malaspina	Attorney-in-Fact	December 29, 2015
* Gino Malaspina signs this document on behalf of each of the foregoing persons pursuant to a Limited Power of Attorney.